LONG-TERM DEBT (Details) $ / shares in Units, shares in Millions				6 Months Ended
	Jun. 18, 2015 USD ($) $ / shares	Oct. 17, 2013 USD ($) $ / shares	Sep. 24, 2012 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 CNY (¥) shares	Jun. 30, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 10, 2015 USD ($) $ / shares	May 26, 2015 USD ($) $ / shares	Aug. 07, 2014 USD ($) $ / shares
LONG-TERM DEBT
Value of the Notes | ¥								¥ 900,000,000
Less: Debt issuance costs | ¥								(103,246,828)		¥ (107,121,740)
Total				$ 2,969,886,422				¥ 19,737,568,172		18,354,608,260
Proceeds from issuance of convertible debt | ¥							¥ 8,258,400,000
Amount of notes tendered				$ 15,001,435	¥ 99,698,040		26,667,741
Proceeds from sale of warrants | ¥							¥ 523,404,000
Priceline Group
LONG-TERM DEBT
Maximum percentage of outstanding shares to be held by lender				15.00%				15.00%
Level 2
LONG-TERM DEBT
Fair value of long term notes				$ 3,000,000,000				¥ 19,800,000,000
2017 convertible senior notes
LONG-TERM DEBT
Aggregate principal amount			$ 180,000,000
Interest rate (as a percent)			0.50%
Debt issuance costs			$ 5,400,000
Proceeds from issuance of convertible debt			$ 175,000,000
Proceeds from early termination of call option				$ 11,600,000
Value of the Notes									$ 50,000,000	325,000,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				100.00%	100.00%
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				100.00%	100.00%
2017 convertible senior notes | ADS
LONG-TERM DEBT
Initial conversion rate			0.0517116
Initial conversion price (in dollars per share) | $ / shares			$ 19.34
Amount of notes tendered				$ 15,800,000		$ 4,300,000
Number of instruments | shares				1.0	1.0	0.4	0.4
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 26.37
2017 convertible senior notes | ADS | Minimum
LONG-TERM DEBT
Percentage of cash incentive				1.50%	1.50%
2017 convertible senior notes | ADS | Maximum
LONG-TERM DEBT
Percentage of cash incentive				2.00%	2.00%
2017 convertible senior notes | ADS | Written call option
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares				9.3	9.3
2017 convertible senior notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants				$ 26,600,000
Exercise price of warrants sold (in dollars per share) | $ / shares				$ 26.37
Expected life of warrants				5 years	5 years
2017 convertible senior notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares				9.3				9.3
2018 convertible senior notes
LONG-TERM DEBT
Aggregate principal amount		$ 800,000,000
Interest rate (as a percent)		1.25%
Debt issuance costs		$ 19,600,000
Proceeds from issuance of convertible debt		$ 780,000,000
Value of the Notes									800,000,000	5,200,000,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				100.00%	100.00%
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				100.00%	100.00%
2018 convertible senior notes | ADS
LONG-TERM DEBT
Initial conversion rate		0.0127568
Initial conversion price (in dollars per share) | $ / shares		$ 78.39
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 96.27
2018 convertible senior notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares				10.2	10.2
2018 convertible senior notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants				$ 77,200,000
Exercise price of warrants sold (in dollars per share) | $ / shares				$ 96.27
Expected life of warrants				5 years	5 years
2018 convertible senior notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares				10.2				10.2
2020 convertible senior notes
LONG-TERM DEBT
Value of the Notes | ¥								¥ 4,652,130,000		4,534,460,000
Total									$ 700,000,000	¥ 4,500,000,000
Aggregate principal amount	$ 700,000,000
Interest rate (as a percent)	1.00%			1.00%				1.00%	1.00%	1.00%
Debt issuance costs	$ 11,300,000
Proceeds from issuance of convertible debt	$ 689,000,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				100.00%	100.00%
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				100.00%	100.00%
2020 convertible senior notes | ADS
LONG-TERM DEBT
Initial conversion rate	0.0091942
Initial conversion price (in dollars per share) | $ / shares	$ 108.76
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 135.02
2020 convertible senior notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares				6.4	6.4
2020 convertible senior notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants				$ 84,400,000
Exercise price of warrants sold (in dollars per share) | $ / shares				$ 135.02
Expected life of warrants				5 years	5 years
2020 convertible senior notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares				6.4				6.4
2025 convertible senior notes
LONG-TERM DEBT
Value of the Notes | ¥								¥ 2,658,360,000		¥ 2,591,120,000
Total									$ 400,000,000	¥ 2,600,000,000
Aggregate principal amount	$ 400,000,000
Interest rate (as a percent)	1.99%			1.99%				1.99%	1.99%	1.99%
Debt issuance costs	$ 6,800,000
Proceeds from issuance of convertible debt	$ 393,000,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				100.00%	100.00%
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				100.00%	100.00%
2025 convertible senior notes | ADS
LONG-TERM DEBT
Initial conversion rate	0.0093555
Initial conversion price (in dollars per share) | $ / shares	$ 106.89			$ 108.76
Priceline convertible 2019 notes
LONG-TERM DEBT
Value of the Notes | ¥								¥ 3,322,950,000		¥ 3,238,900,000
Aggregate principal amount													$ 500,000,000
Interest rate (as a percent)				1.00%				1.00%	1.00%	1.00%			1.00%
Priceline convertible 2019 notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares													$ 81.36
Priceline convertible 2020 notes
LONG-TERM DEBT
Value of the Notes | ¥								¥ 1,661,475,000		¥ 1,619,450,000
Aggregate principal amount												$ 250,000,000
Interest rate (as a percent)				1.00%				1.00%	1.00%	1.00%		1.00%
Priceline convertible 2020 notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares												$ 104.27
Priceline convertible 2025 notes
LONG-TERM DEBT
Value of the Notes | ¥								¥ 3,322,950,000		¥ 3,238,900,000
Interest rate (as a percent)				2.00%				2.00%	2.00%	2.00%
Hillhouse 2% Convertible 2025 Notes
LONG-TERM DEBT
Value of the Notes | ¥								¥ 3,322,950,000		¥ 3,238,900,000
Interest rate (as a percent)				2.00%				2.00%	2.00%	2.00%
Priceline and Hillhouse Notes
LONG-TERM DEBT
Aggregate principal amount											$ 1,000,000,000
Interest rate (as a percent)											2.00%
Priceline and Hillhouse Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares											$ 68.46